CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net income (loss)	$ (332,792)	$ (875,862)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Amortization of discount on note payable	7,000	74,568
Amortization of right of use asset	3,540
Provision for bad debt	21,428	22,718	$ 32,457
Changes in working capital requirements:
Accounts receivable	216,774	(107,254)
Prepaid and other current assets	(16,208)	51,920
Deferred revenue	220,968	(223,631)
Net cash used in operating activities	(2,594,214)	(474,643)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(45,513)	(2,690)
Net cash used in investing activities	(16,390)	(2,690)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable		200,000
Proceeds from loan payable, related party		120,000
Payments on notes payable	(365,750)
Repayment on factoring payable	(10,941)
Repayment on leased equipment	0
Net cash provided by financing activities	3,597,841	320,000
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	118,734	230,664	230,664
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,105,971	73,331	118,734	$ 230,664
Supplemental disclosure of cash flow information
Cash paid for income taxes	2,772
iDoc
Net income (loss)			(3,860,118)	(18,124)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Amortization of discount on note payable			51,816	19,712
Amortization of right of use asset			212,415	93,541
Impairment expense			104,078	3,000
Depreciation and amortization			16,396	3,776
Provision for bad debt			534,460	784,519
Change in fair value on embedded derivative			(90,200)	64,731
Gain on forgiveness of debt			(107,862)
Loss on factoring payable			339,611
Changes in working capital requirements:
Accounts receivable			2,307,073	(3,114,354)
Due from related party			(329,165)	(177,576)
Prepaid and other current assets			(23,205)	(72,854)
Deferred tax asset			(598,585)
Accounts payable			280,293	29,180
Accrued liabilities			329,310	258,279
Deferred revenue			20,000
Income taxes payable			(22,281)	(394,719)
Deferred tax liability			(403,248)	403,248
Net cash used in operating activities			(1,239,212)	(2,117,641)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of business, net cash received				39,313
Proceeds on note receivable, related party			90,500	120,000
Issuance of note receivable, related party				(336,000)
Deposits			(20,720)
Purchase of fixed assets			(88,734)	(42,483)
Net cash used in investing activities			(18,954)	(219,170)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit				70,000
Proceeds from factoring payable			608,916
Proceeds from notes payable			894,000	2,400,600
Proceeds from loan payable, related party			200,000
Payments on notes payable			(128,842)	(227,122)
Repayment on factoring payable			(324,547)
Repayment on leased equipment			(76,009)	(82,568)
Sale of common stock				210,000
Net cash provided by financing activities			1,173,518	2,370,910
NET CHANGE IN CASH AND CASH EQUIVALENTS			(84,648)	34,099
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	$ 63,037	$ 147,685	147,685	113,586
CASH AND CASH EQUIVALENTS, END OF PERIOD			63,037	147,685
Supplemental disclosure of cash flow information
Cash paid for interest expense			86,529	56,365
Non-cash investing and financing activities:
Right of use asset and liability			$ 555,562	1,824,981
Stock issued for acquisition				$ 300,000